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                     Prudential Emerging Growth Fund, Inc.
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                          Supplement dated May 5, 2000
                       Prospectus dated January 20, 2000

   On May 2, 2000, the Board of Directors approved a change in the Fund's name from Prudential Emerging Growth Fund, Inc. to 'Prudential U.S. Emerging Growth Fund, Inc.,' effective June 29, 2000.

CUSIP Nos.:

Class A - 74438N 10 6
Class B - 74438N 20 5
Class C - 74438N 30 4
Class Z - 74438N 40 3
MF173C1